Summary of Significant Accounting Policies (Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance, January 1,	$ 1,971	$ 2,913	$ 3,337
Additions	361	277	45
Deductions	(245)	(1,219)	(469)
Ending balance	$ 2,087	$ 1,971	$ 2,913